6. Inventories (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Finished goods	$ 0	$ 3,426
Total inventories	$ 0	$ 3,426	$ 52,496